Loss Before Income Tax (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Schedule of Other Gains and Losses
a.	Other gains and losses

	For the three months ended March 31
	2018	2019
Net foreign exchange losses	$(265,714)	$(83,122)
Loss on disposal of property, plant and equipment	—	(4,213)
Others	3,288	7,780

	$(262,426)	$(79,555)

a.	Other gains and losses

	For the Year Ended December 31
	2016	2017	2018
Net foreign exchange gains (losses)	$165,807	$(667,130)	$95,894
Fair value changes of financial assets mandatorily classified as at FVTPL	—	—	60,004
Loss on disposal of property, plant and equipment	(12,316)	(31,298)	—
Others	(26,019)	(263)	57,345

	$127,472	$(698,691)	$213,243

Summary of Finance costs
b.	Finance costs

	For the three months ended March 31
	2018	2019
Interest on government loans	$112,275	$109,826
Other interest expenses	—	85,635
Interest on lease liabilities	—	4,239

	$112,275	$199,700

b.	Finance costs

	For the Year Ended December 31
	2016	2017	2018
Interest on government loans	$417,812	$416,698	$441,474
Preference share dividends	87,889	—	—
Interest on CSL loan	18,437	—	—
Other interest expenses	—	—	50,430

	$524,138	$416,698	$491,904

Schedule of Depreciation and Amortization
c.	Depreciation and amortization

	For the three months ended March 31
	2018	2019
Property, plant and equipment	$56,936	$59,862
Right-of-use assets	—	56,739
Computer software	1,468	1,412

	$58,404	$118,013

c.	Depreciation and amortization

	For the Year Ended December 31
	2016	2017	2018
Property, plant and equipment	$65,874	$200,918	$235,410
Computer software	10,010	9,058	6,355

	$75,884	$209,976	$241,765

Schedule of Employee Benefits Expense
d.	Employee benefits expense

	For the three months ended March 31
	2018	2019
Short-term benefits	$2,065,944	$1,615,607
Post-employment benefits (Note 14)	133,482	127,148
Share-based payments (Note 20)
Equity-settled	167,519	16,902
Cash-settled	585,000	269,310

Total employee benefits expense	$2,951,945	$2,028,967

An analysis of employee benefits expense by function
General and administrative expenses	$2,100,203	$1,520,064
Research and development expenses	851,742	508,903

	$2,951,945	$2,028,967

d.	Employee benefits expense

	For the Year Ended December 31
	2016	2017	2018
Short-term benefits	$5,212,357	$7,062,311	$8,002,069
Post-employment benefits (Note 13)	251,187	329,455	424,157
Share-based payments (Note 19)
Equity-settled	1,419,923	769,595	451,060
Cash-settled	—	357,000	838,677

Total employee benefits expense	$6,883,467	$8,518,361	$9,715,963

An analysis of employee benefits expense by function
General and administrative expenses	$4,224,919	$4,664,285	$6,294,470
Research and development expenses	2,658,548	3,854,076	3,421,493

	$6,883,467	$8,518,361	$9,715,963